CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 162	$ 613
Accounts receivable, net of allowance for doubtful accounts of $76 and $18 at December 31, 2014 and 2013, respectively	338	133
Inventory, net of reserves of $144 and $184 at December 31, 2014 and 2013, respectively	1,180	1,193
Other current assets	99	101
Total current assets	1,779	2,040
Property and equipment, net	587	920
Other assets	101	356
Debt Issue Cost	564	0
Total noncurrent assets	1,252	1,276
TOTAL ASSETS	3,031	3,316
LIABILITIES AND STOCKHOLDERS' EQUITY
Short-term notes payable	646	35
Current portion of long-term debt	123	109
Short-term notes payable, net of discount	1,062	0
Accounts payable	1,733	891
Accrued liabilities	1,015	723
Deferred revenue	24	14
Total current liabilities	4,603	1,772
Warrants, at fair value	2,070	1,548
Long-term debt, net	40	103
Convertible note, net of discount	783	0
Total long-term liabilities	2,893	1,651
TOTAL LIABILITIES	7,496	3,423
STOCKHOLDERS' EQUITY :
Series B convertible preferred stock, $.001 par value; 3 shares authorized, 1.2 and 2.1 shares issued and outstanding as of December 31, 2014 and 2013, respectively (liquidation preference of $1,200 and $2,100 at December 31, 2014 and 2013, respectively)	678	1,139
Common stock, $.001 par value; 195,000 and 145,000 shares authorized, 96,889 and 70,479 shares issued and outstanding as of December 31, 2014 and 2013, respectively	97	71
Additional paid-in capital	107,952	101,840
Treasury stock, at cost	(132)	(132)
Accumulated deficit	(113,060)	(103,025)
TOTAL GUIDED THERAPEUTICS STOCKHOLDERS' EQUITY	(4,465)	(107)
TOTAL STOCKHOLDERS’ (DEFICIT) EQUITY	(4,465)	(107)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,031	$ 3,316